OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 586	$ 619
Receivables from government authorities	576	568
Receivables from employees	9	6
Others	213	126
Other accounts receivable and prepaid expenses	$ 1,384	$ 1,319